Other operating expenses - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) bank	Dec. 31, 2021 EUR (€)
Disclosure Of Other Operating Expense [Line Items]
Contributions to the Single Resolution Fund	€ 251	€ 354	€ 308
Decrease in local bank taxes	1
Local bank taxes	472	€ 470	522
Banks party to Institutional Protection Scheme | bank		7
Contributions to Institutional Protection Scheme		€ 99
Netherlands, Germany, Belgium, Poland
Disclosure Of Other Operating Expense [Line Items]
Contributions to the Deposit Guarantee Schemes	€ 320	€ 425	€ 435